Note 29	6 Months Ended
Jun. 30, 2026
Capital Base And Capital Management [Abstract]
Disclosure of Capital Base And Capital Management [Text Block]	Capital base and capital management
The eligible capital instruments and the risk-weighted assets (hereinafter "RWA") of the Group are shown below, calculated in accordance with the applicable regulation, considering the entities in scope required by such regulation, as of June 30, 2026 and December 31, 2025:

CAPITAL RATIOS

	June 2026 ⁽¹⁾	December 2025
Eligible Common Equity Tier 1 capital (millions of Euros) (a)	54,626	50,446
Eligible Additional Tier 1 capital (millions of Euros) (b)	6,484	5,488
Eligible Tier 2 capital (millions of Euros) (c)	12,675	12,431
Risk Weighted Assets (millions of Euros) (d)	423,497	397,241
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	12.90%	12.70%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.53%	1.38%
Tier 1 capital ratio (Tier 1) (A)+(B)	14.43%	14.08%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.99%	3.13%
Total capital ratio (A)+(B)+(C)	17.42%	17.21%
(1) Provisional data.

The BBVA Group's earnings have contributed to achieving a consolidated CET1 ratio of 12.90% as of June 30, 2026, which allows maintaining a management buffer over the Group's CET1 requirement as of that date (8.98%4), and which is also above the Group's target management range of 11.5 - 12.0% CET1.
Risk-weighted assets (RWA) increased in the first half of the year by €26,257 million, mainly driven by organic business growth, and to a lesser extent the evolution of exchange rates (primarily the appreciation of the Mexican peso).
The consolidated additional Tier 1 (AT1) capital ratio stood at 1.53% as of June 30, 2026, 15 basis points more than as of December 31, 2025, supported by the completion, in May 2026, of an issuance for an amount of €1.0 billion of Contingent Convertible instruments (CoCos) by BBVA, S.A.
The consolidated Tier 2 ratio stood at 2.99% as of June 30, 2026 which represents a decrease of -14 basis points compared to December 31, 2025, primarily impacted by the organic growth of the RWA and, to a lesser extent, the early redemption of a subordinated debt issuance by BBVA, S.A. amounting to GBP 300 million.
As a consequence of the foregoing, the consolidated total capital ratio stood at 17.42% as of June 30, 2026.
The breakdown of the leverage ratio as of June 30, 2026 and December 31, 2025, calculated according to CRR (Capital Requirements Regulation), is as follows:

LEVERAGE RATIO

	June 2026 ⁽¹⁾	December 2025
Tier 1 (millions of Euros) (a)	61,110	55,934
Exposure to leverage ratio (millions of Euros) (b)	1,018,949	908,869
Leverage ratio (a)/(b) (percentage)	6.00%	6.15%
(1) Provisional data.

As of June 30, 2026, the leverage ratio stood at 6.00%. It is worth highlighting the increase in the exposure by around €110 billion, driven by dynamic commercial activity and business growth, mainly due to the increase in balance sheet items, as well as, to a lesser extent, the counterparty risk items and off-balance sheet exposures. Additionally, Tier 1 capital grew by approximately €5,200 million, primarily due to organic earnings generation. Together, both effects resulted in a decrease in the leverage ratio of -15 basis points compared to December 31, 2025 (6.15%).
On April 14, 2026 the Group made public that it had received a communication from the Bank of Spain regarding its MREL[5] requirement, established by the SRB. According to this communication, BBVA must maintain, as from April 14, 2026, an MREL in RWA of at least 23.94%[6].In addition, BBVA must reach, also as from April 14, 2026, a volume of own funds and eligible liabilities in terms of total exposure considered for purposes of calculating the leverage ratio of at least 8.96% (the “MREL in LR”)[7]. These requirements do not include the current combined capital requirement, which, according to applicable regulations and supervisory criteria, is 3.72%.
With respect to the MREL ratios[8] achieved as of June 30, 2026, these were 29.96% and 9.75%, respectively for MREL in RWA and MREL in LR, reaching the subordinated ratios of 26.83% and 8.73%, respectively. Given the structure of the resolution group's own funds and eligible liabilities, as of June 30, 2026, the Group meets the aforementioned requirements.